Loans - Schedule of Impairment by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 11,136	$ 10,617	$ 7,408
Recorded Investment With No Allowance	907	1,975
Recorded Investment With Allowance	9,748	8,235	7,263
Total Recorded Investment	10,655	10,210	7,263
Related Allowance	784	779	522
Average Recorded Investment	9,171	9,456	5,917
Interest Income Recognized	388	337	169
Construction & land development [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		173
Recorded Investment With No Allowance		166
Recorded Investment With Allowance
Total Recorded Investment		166
Related Allowance
Average Recorded Investment	21	167
Interest Income Recognized	2
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	5,595	4,315	4,605
Recorded Investment With No Allowance	7
Recorded Investment With Allowance	5,580	4,329	4,605
Total Recorded Investment	5,587	4,329	4,605
Related Allowance	241	85	165
Average Recorded Investment	4,185	4,123	2,890
Interest Income Recognized	182	167	91
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,540	4,906	2,621
Recorded Investment With No Allowance	563	1,723
Recorded Investment With Allowance	2,658	2,849	2,476
Total Recorded Investment	3,221	4,572	2,476
Related Allowance	331	522	304
Average Recorded Investment	3,650	4,396	2,924
Interest Income Recognized	163	152	78
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,001	1,223	182
Recorded Investment With No Allowance	337	86
Recorded Investment With Allowance	1,510	1,057	182
Total Recorded Investment	1,847	1,143	182
Related Allowance	212	172	53
Average Recorded Investment	1,315	770	103
Interest Income Recognized	$ 41	$ 18